Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	American BriVision (Holding) Corp
Entity Central Index Key	0001173313
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Small Business	true
Entity Emerging Growth Company	false